Share-based payments	6 Months Ended
Jun. 30, 2021
Share-based payments.
Share-based payments

11Share-based payments

Expenses from share-based payment arrangements

During the three and six months ended June 30, 2021, the Company incurred share-based payment expenses of EUR 2,234k and EUR 4,276k, respectively (the three and six months ended June 30, 2020: EUR 336k and EUR 1,393k, respectively). These expenses were included in general administrative expenses for services received during the respective periods.

Share-based award activity

A detailed description of the Company’s share-based payment arrangements is included in Note 20 of the Group’s annual consolidated financial statements for the year ended December 31, 2020. During the six months ended June 30, 2021 there were no changes to the terms and conditions of the Company’s share-based payment arrangements.

The following table presents a summary of the Company’s share-based payment arrangement activity for the six months ended June 30, 2021.

	ESOP 2017		2019-2021 awards (1)
number of awards (options and RSUs)	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1	549,005	0.12	154,925	11.60	1,885,100	—
Granted during the year(1)	—	0.12	30,152	12.57	150,804	—
Exercised during the year	(140,169)	0.12	—	—	(187,430)	—
Outstanding as of June 30	408,836	0.12	185,077	11.76	1,848,474	—
Vested as of June 30	408,836		111,591		230,992
Exercisable as of June 30	408,836		111,591		230,992
(1)	The granted and outstanding options and RSUs do not include the number of awards for which the service period has commenced in advance of grant date. The number of these options and RSUs to be granted is not fixed until the relevant grant date as the number is dependent on the achieved value of the award divided by the trailing volume-weighted average stock price of the Company, pursuant to the terms of the underlying award agreements. These include RSUs to be granted to the new CEO from 2022, the annual RSU award to be granted in 2022 to an executive officer, and the RSUs and options to be granted to certain supervisory board members annually in 2022 and thereafter.

The option and RSUs for the years 2019-2021 as included in the table above reflect the activity related to the share-based payment awards ESOP 2019, management, supervisory board and employees.

Grants awarded

During the six months ended June 30, 2021 the following awards were granted:

Award Type (2019 Plan)	Market/ Performance Based Vesting Conditions	Number of Awards	Vesting Conditions	Expiration Date
RSUs	No	105,804	Four equal tranches over a four-year period, starting January 1, 2022, April 1, 2022 or on each anniversary of the grant date	10th anniversary of Grant Date
RSUs	No	30,000	Three equal tranches over a three-year period starting January 1, 2022	10th anniversary of Grant Date
RSUs	No	15,000	Three equal tranches of which the first tranche vested immediately and the two remaining annual tranches will vest starting January 1, 2022	10th anniversary of Grant Date
Options	No	15,152	Four equal tranches over a four-year period following each anniversary of the grant date	10th anniversary of Grant Date
Options	Yes	15,000	Three equal tranches over a three-year period starting January 1, 2022	10th anniversary of Grant Date

The grant date fair value of these grants will be recognized in profit or loss over the service period by using the graded approach.

15,000 of the options referred to above vest only if the 20 trading day volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 12.52. This hurdle is considered a market condition. Therefore, expenses would not be reversed, if the tranches do not ultimately vest. The other options have no market or performance-based vesting conditions.

The RSUs referred to above have no market or performance-based vesting conditions. Each RSU represents a right to receive a payment in cash or shares equal to the value of the RSU at the exercise date. The Company has a choice to settle either in cash, in shares or a combination thereof. In line with this, both types of awards are to be settled in shares and expire on the 10th anniversary of the grant date.

Additionally, during the three months ended June 30, 2021 the Company entered into an award agreement with an executive officer under which the officer shall receive annual RSU awards to be granted following each fiscal year, upon approval by the Supervisory Board, based upon achievement of the officer’s annual variable remuneration target. The service period of the annual RSUs to be granted in 2022 has commenced during the three months ended June 30, 2021, corresponding with the employment start date, as entitlement to the RSU grant is dependent on continuing service with the Company through the grant date and annual variable remuneration target. However, the grant date criteria for these awards will not be met until such time the value of the award and number of RSUs to be granted are approved and fixed pursuant to the underlying award agreement.

During the six months ended June 30, 2021, an award of 75,000 options granted in 2020 has been modified by removing the condition that the 20 trading day volume-weighted average stock price of the Company’s share preceding the vesting date of each tranche exceeds the exercise price of USD 11.60. This change was accounted for as a modification under IFRS 2 and the incremental fair value of USD 226k will be recorded in the statement of comprehensive income over the vesting period of the remaining grant, together with the remaining original grant date fair value yet to be recognised.

The fair value of the RSUs is based on the observed value of the underlying shares. As no dividend payments are expected over the vesting period, no further adjustment is required. The weighted average fair value of RSUs granted under the 2019 Plan during the three months and six months ended June 30, 2021 was USD 10.17 and USD 10.91, respectively. The fair value of the options awarded is determined using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. The weighted average fair value of the options granted under the 2019 Plan during the three months ended June 30, 2021 was USD 7.59 and USD 7.47, respectively.

Exercises

During the six months ended June, 2021, 140,169 ESOP 2017 options were exercised. The weighted average share price at the date of exercise was USD 11.67. During the six months ended June 30, 2021, 187,430 RSUs were exercised. The weighted average share price at the date of exercise was USD 11.74.